Retirement Plans, Postretirement and Postemployment Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accumulated Benefit Obligations in Excess of Plan Assets

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

  December 31

(add 000)	2012	2011
Projected benefit obligation	$535,783	$457,175
Accumulated benefit obligation	$481,865	$417,771
Fair value of plan assets	$376,443	$325,150

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2012	2011
Discount rate	4.24%	5.14%
Rate of increase in future compensation levels	5.00%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2012	2011	2010
Discount rate	5.14%	5.84%	5.90%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.25%	7.75%	7.75%

Schedule of Target Assets Allocation

The target allocation for 2012 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
		December 31
Asset Class	2012 Target Allocation	2012	2011
Equity securities	56%	57%	57%
Debt securities	34%	33%	34%
Hedge funds	5%	5%	4%
Real estate	5%	5%	5%
Cash	--	--	--

Total	100%	100%	100%

Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2012
Equity securities:
Mid-sized to large cap	$--	$150,742	$--	$150,742
International and emerging growth funds	--	63,003	--	63,003
Debt securities:
Core fixed income	--	105,972	--	105,972
High-yield bonds	--	19,487	--	19,487
Real estate	--	17,606	--	17,606
Hedge funds	--	--	19,252	19,252
Cash	381	--	--	381
Total	$381	$356,810	$19,252	$376,443

2011
Equity securities:
Mid-sized to large cap	$--	$133,512	$--	$133,512
International and emerging growth funds	--	50,518	--	50,518
Debt securities:
Core fixed income	--	94,745	--	94,745
High-yield bonds	--	17,096	--	17,096
Real estate	--	15,841	--	15,841
Hedge funds	--	--	12,979	12,979
Cash	459	--	--	459
Total	$459	$311,712	$12,979	$325,150

Change in Fair Value of Pension Plan Assets

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

year ended December 31 (add 000)	2012	2011
Balance at January 1	$12,979	$13,453
Purchases	5,500	--
Unrealized gain (loss)	773	(474)
Balance at December 31	$19,252	$12,979

Schedule of Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates at December 31 are:

	2012	2011
Health care cost trend rate assumed for next year	8.0%	7.5%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2019	2017

Schedule of One Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$59	$(51)
Postretirement benefit obligation	$1,525	$(1,299)

Pension [Member]
Schedule of Components of Net Periodic Benefit Cost

The net periodic retirement benefit cost of defined benefit plans includes the following components:

 years ended December 31

(add 000)	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$13,084	$11,270	$11,056
Interest cost	23,653	23,178	22,588
Expected return on assets	(23,899)	(24,493)	(21,041)
Amortization of:
Prior service cost	466	534	583
Actuarial loss	12,417	6,324	9,986
Transition asset	(1)	(1)	(1)
Settlement charge	779	375	3,455

Net periodic benefit cost	$26,499	$17,187	$26,626

Schedule of Recognized Comprehensive Earnings

The Corporation recognized the following amounts in consolidated comprehensive earnings:

  years ended December 31

(add 000)	2012	2011	2010
Actuarial loss (gain)	$47,877	$65,334	$(10,915)
Amortization of:
Prior service cost	(466)	(534)	(583)
Actuarial loss	(12,417)	(6,324)	(9,986)
Transition asset	1	1	1
Settlement charge	(779)	(375)	(3,455)

Total	$34,216	$58,102	$(24,938)

Schedule of Net Periodic Benefit Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31

	2012		2011

(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$2,089	$1,263	$2,555	$1,545
Actuarial loss	191,675	115,868	156,994	94,903
Transition asset	(11)	(7)	(12)	(7)

Total	$193,753	$117,124	$159,537	$96,441

Schedule of Change in Projected Benefit Obligation

The defined benefit plans’ change in projected benefit obligation is as follows:

  years ended December 31

(add 000)	2012	2011
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$457,175	$398,638
Service cost	13,084	11,270
Interest cost	23,653	23,178
Actuarial loss	61,286	41,971
Gross benefits paid	(19,415)	(17,882)

Net projected benefit obligation at end of year	$535,783	$457,175

Schedule of Change In Plan Aassets

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

  years ended December 31

(add 000)	2012	2011
Change in plan assets:
Fair value of plan assets at beginning of year	$325,150	$311,688
Actual return on plan assets, net	37,308	1,129
Employer contributions	33,400	30,215
Gross benefits paid	(19,415)	(17,882)

Fair value of plan assets at end of year	$376,443	$325,150

Schedule of Funded Status	December 31

(add 000)	2012	2011
Funded status of the plan at end of year	$(159,340)	$(132,025)

Accrued benefit cost	$(159,340)	$(132,025)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2012	2011
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(2,871)	$(2,320)
Noncurrent liability	(156,469)	(129,705)

Net amount recognized at end of year	$(159,340)	$(132,025)

Schedule of Expected Benefit Payments

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2013	$19,589
2014	$21,126
2015	$23,028
2016	$24,892
2017	$26,631
Years 2018 - 2022	$156,728

Postretirement Benefits [Member]
Schedule of Components of Net Periodic Benefit Cost

The net periodic postretirement benefit (credit) cost of postretirement plans includes the following components:

years ended December 31 (add 000)	2012	2011	2010
Components of net periodic benefit (credit) cost:
Service cost	$227	$350	$548
Interest cost	1,234	2,225	2,754
Amortization of:
Prior service credit	(3,255)	(1,740)	(1,740)
Actuarial (gain) loss	(283)	(85)	13
Total net periodic benefit (credit) cost	$(2,077)	$750	$1,575

Schedule of Recognized Comprehensive Earnings

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31 (add 000)	2012	2011	2010
Actuarial loss (gain)	$1,993	$(3,884)	$(4,133)
Prior service credit	--	(10,397)	(1,722)
Amortization of:
Prior service credit	3,255	1,740	1,740
Actuarial gain (loss)	283	85	(13)
Total	$5,531	$(12,456)	$(4,128)

Schedule of Net Periodic Benefit Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31 (add 000)	2012		2011
	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(13,598)	$(8,220)	$(16,853)	$(10,188)
Actuarial gain	(934)	(565)	(3,210)	(1,940)
Total	$(14,532)	$(8,785)	$(20,063)	$(12,128)

Schedule of Change in Projected Benefit Obligation

The postretirement health care plans’ change in benefit obligation is as follows:

     years ended December 31

(add 000)	2012	2011
Change in benefit obligation:
Net benefit obligation at beginning of year	$29,635	$45,210
Service cost	227	350
Interest cost	1,234	2,225
Participants’ contributions	2,528	1,925
Actuarial loss (gain)	1,993	(3,884)
Plan amendments	--	(10,397)
Gross benefits paid	(6,522)	(6,250)
Federal subsidy on benefits paid	--	456
Net benefit obligation at end of year	$29,095	$29,635

Schedule of Change In Plan Aassets

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

     years ended December 31

(add 000)	2012	2011
Change in plan assets:
Fair value of plan assets at beginning of year	$--	$--
Employer contributions	3,994	3,869
Participants’ contributions	2,528	1,925
Gross benefits paid	(6,522)	(6,250)
Federal subsidy on benefits paid	--	456
Fair value of plan assets at end of year	$--	$--

Schedule of Funded Status	December 31

(add 000)	2012	2011
Funded status of the plan at end of year	$(29,095)	$(29,635)
Accrued benefit cost	$(29,095)	$(29,635)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2012	2011
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(3,980)	$(2,930)
Noncurrent liability	(25,115)	(26,705)
Net amount recognized at end of year	$(29,095)	$(29,635)

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2012	2011
Discount rate	3.54%	4.44%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2012	2011	2010
Discount rate	4.44%	5.57%	5.60%

Schedule of Expected Benefit Payments

The total expected benefit payments to be paid by the Corporation, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)	Benefit Payments
2013	$3,980
2014	$2,820
2015	$2,866
2016	$2,816
2017	$2,718
Years 2018 - 2022	$11,604